Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 111,147	¥ 120,322
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	888,088	851,239
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 96,840	¥ 158,156